Additional information about derivatives financial instruments - Freight derivative positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / d	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Freight forwards
Derivative financial instruments.
Notional amount (days)	480 days
Average strike price per day | $ / d	14,509
Fair value of assets	$ 1
Financial settlement inflows (outflows)	(3)
Freight forwards | 2019
Derivative financial instruments.
Fair value of assets	$ 1